Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended	24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,731,391	1,029,529
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years